RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statements of cash flows (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
STATEMENT OF CASH FLOWS
Net loss	$ (6,878,504)	$ (792,984)	$ (2,611,559)
Change in fair value of derivative warrant liabilities	4,774,000		1,705,000
Offering costs associated with derivative warrant liabilities	601,960	601,960	601,960
Net cash used in operating activities	(441,537)	(393,915)	(614,968)
Net cash used in investing activities		(215,000,000)	(215,000,000)
Net cash provided by financing activities		216,459,791	216,534,791
Net change in cash	$ (441,537)	1,065,876	919,823
As Previously Reported
STATEMENT OF CASH FLOWS
Net loss		(191,024)	(304,599)
Change in fair value of derivative warrant liabilities			0
Offering costs associated with derivative warrant liabilities			0
Net cash used in operating activities		(393,915)	(614,968)
Net cash used in investing activities		(215,000,000)	(215,000,000)
Net cash provided by financing activities		216,459,791	216,534,791
Net change in cash		1,065,876	919,823
Restatement Adjustment
STATEMENT OF CASH FLOWS
Net loss		(601,960)	(2,306,960)
Change in fair value of derivative warrant liabilities			1,705,000
Offering costs associated with derivative warrant liabilities		601,960	601,960
Net cash used in operating activities		0	0
Net cash used in investing activities		0	0
Net cash provided by financing activities		0	0
Net change in cash		$ 0	$ 0